Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit/(Loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 13,247	€ 11,727	€ 9,668
Cost of revenue	9,850	8,801	7,077
Gross profit	3,397	2,926	2,591
Premium
Disclosure of operating segments [line items]
Revenue	11,566	10,251	8,460
Cost of revenue	8,231	7,355	5,986
Gross profit	3,335	2,896	2,474
Ad-Supported
Disclosure of operating segments [line items]
Revenue	1,681	1,476	1,208
Cost of revenue	1,619	1,446	1,091
Gross profit	€ 62	€ 30	€ 117